CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2020 shares
Sale of 82,800,000 Units, net of underwriting discount and offering expenses (in shares)	82,800,000
Sale of 10,933,333 Private Placement Warrants (in shares)	10,933,333